UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL
OMB Number: 3235-0058 Expires: May 31, 2012 Estimated average burden hours per response . . . . . 2.50
SEC FILE NUMBER 000-53233
CUSIP NUMBERS G9796W101 G9796W 119 G9796W 200

(Check one):	☐Form 10-K ☑ Form 20-F ☐Form 11-K ☐Form 10-Q ☐Form 10-D ☐Form N-SAR ☐Form N-CSR

For Period Ended:

☐Transition Report on Form 10-K
☑Transition Report on Form 20-F
☐Transition Report on Form 11-K
☐Transition Report on Form 10-Q
☐Transition Report on Form N-SAR

For the Transition Period Ended: December 31, 2009

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

WOWJOINT HOLDINGS LIMITED

Full Name of Registrant

Former Name if Applicable

1108 A Block TIANCHENG MANSION, #2 XINFENG Rd. DESHENGMENWAI St

Address of Principal Executive Office

XICHENG Dist. Beijing 100088

City, State and Zip Code

PART II
RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☑	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or N-SAR, or portion thereof, will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable

PART III
NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The process of preparing and reviewing the financial and other information for the Transition Report on Form 20-F for the transition period ended December 31, 2009 (the “Transition Report”), was more complicated than originally contemplated.  Accordingly, although the Registrant filed the Transition Report with the Securities and Exchange Commission on the November 10, 2010 prescribed due date pursuant to Rule 13a-10, promulgated under the Securities Exchange Act of 1934, as amended, such filing was completed a few minutes after the Securities and Exchange Commission’s deadline for filings on November 10, 2010 and was accepted at 5:37P.M.on November 10, 2010, but deemed filed as of November 12, 2010.

PART IV
OTHER INFORMATION

 (1)  Name and telephone number of person to contact in regard to this notification

Alan P. Fraade, Esq.	(212)	486-2500
(Name)	(Area Code)	(Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☑Yes ☐No

(3)  Is it anticipated that any significant change in results of operation for the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐Yes ☑No

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WOWJOINT HOLDINGS LIMITED
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 12, 2010	By:	/s/ Anthony Hung
Anthony Hung, Chief Financial Officer

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